Average Annual Total Returns			12 Months Ended	37 Months Ended	60 Months Ended	120 Months Ended	210 Months Ended	294 Months Ended	299 Months Ended	324 Months Ended
		Jan. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MARSICO FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent			40.68%		19.70%	15.25%				10.78%
Performance Inception Date		Dec. 31, 1997
MARSICO FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		38.83%		17.16%	12.56%				9.31%
MARSICO FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.46%		15.30%	11.66%				8.88%
MARSICO FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent			41.06%	11.62%
Performance Inception Date		Dec. 06, 2021
MARSICO FOCUS FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%	10.09%	14.53%	13.10%				8.88%
MARSICO GROWTH FUND | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent			36.79%		18.31%	14.40%				10.07%
Performance Inception Date		Dec. 31, 1997
MARSICO GROWTH FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		34.13%		15.34%	11.36%				8.55%
MARSICO GROWTH FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		23.34%		14.07%	10.81%				8.22%
MARSICO GROWTH FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent			37.08%	9.72%
Performance Inception Date		Dec. 06, 2021
MARSICO GROWTH FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		25.02%	10.09%	14.53%	13.10%				8.88%
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent			36.27%		12.96%	12.02%			8.17%
Performance Inception Date		Feb. 01, 2000
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		34.88%		11.82%	11.15%			7.78%
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		22.51%		10.28%	9.81%			7.04%
MARSICO MIDCAP GROWTH FOCUS FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent			36.61%	5.52%
Performance Inception Date		Dec. 06, 2021
MARSICO MIDCAP GROWTH FOCUS FUND | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		23.81%	9.08%	13.86%	12.55%			7.99%
MARSICO MIDCAP GROWTH FOCUS FUND | Russell Midcap Growth® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		22.10%	5.13%	11.47%	11.54%			7.48%
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent			32.98%		8.65%	8.08%		6.08%
Performance Inception Date		Jun. 30, 2000
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		32.27%		7.85%	7.39%		5.63%
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		20.13%		6.82%	6.51%		5.12%
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent			33.30%	7.38%
Performance Inception Date		Dec. 06, 2021
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MSCI EAFE® Index** (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		3.82%	2.87%	4.73%	5.20%		3.85%
MARSICO GLOBAL FUND | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent			38.20%		14.08%	12.27%	10.36%
Performance Inception Date		Jun. 29, 2007
MARSICO GLOBAL FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]		37.66%		12.64%	11.03%	9.21%
MARSICO GLOBAL FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]		23.02%		11.03%	9.83%	8.43%
MARSICO GLOBAL FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent			38.56%	7.63%
Performance Inception Date		Dec. 06, 2021
MARSICO GLOBAL FUND | MSCI All Country World® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		17.49%	6.50%	10.06%	9.23%	6.41%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[2]	The Standard & Poor's 500 Index ("S&P 500® Index") is an index of the common stock prices of 500 large U.S. companies, and includes the reinvestment of dividends.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[4]	The Standard & Poor's 500 Index ("S&P 500® Index") is an index of the common stock prices of 500 large U.S. companies, and includes the reinvestment of dividends.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[6]	The Fund selected the Russell 3000® Index as its new broad-based index to comply with new regulatory requirements. The Russell 3000® Index is a broad-based index that measures the performance of the largest 3,000 U.S. companies. The Russell Midcap Growth® Index measures the performance of the mid-capitalization growth sector of the U.S. equity market, and is composed of mid-capitalization U.S. equities that exhibit growth characteristics including higher price-to-book ratios and higher forecasted growth. It is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[8]	The Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE® Index") is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.
[10]	The Morgan Stanley Capital International All Country World Index ("MSCI All Country World® Index") is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.